Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	ABERDEEN FUNDS
Entity Central Index Key	0001413594
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2021
Document Effective Date	Feb. 26, 2021
Prospectus Date	Feb. 26, 2021
Aberdeen U.S. Sustainable Leaders Smaller Companies Fund | Institutional Service Class
Prospectus:
Trading Symbol	AELSX
Aberdeen U.S. Sustainable Leaders Smaller Companies Fund | Institutional Class
Prospectus:
Trading Symbol	GGUIX
Aberdeen U.S. Sustainable Leaders Smaller Companies Fund | Class R
Prospectus:
Trading Symbol	GLSRX
Aberdeen U.S. Sustainable Leaders Smaller Companies Fund | Class C
Prospectus:
Trading Symbol	MLSCX
Aberdeen U.S. Sustainable Leaders Smaller Companies Fund | Class A
Prospectus:
Trading Symbol	MLSAX
Aberdeen U.S. Small Cap Equity Fund | Institutional Service Class
Prospectus:
Trading Symbol	GSXIX
Aberdeen U.S. Small Cap Equity Fund | Institutional Class
Prospectus:
Trading Symbol	GSCIX
Aberdeen U.S. Small Cap Equity Fund | Class R
Prospectus:
Trading Symbol	GNSRX
Aberdeen U.S. Small Cap Equity Fund | Class C
Prospectus:
Trading Symbol	GSXCX
Aberdeen U.S. Small Cap Equity Fund | Class A
Prospectus:
Trading Symbol	GSXAX
Aberdeen China A Share Equity Fund | Institutional Service Class
Prospectus:
Trading Symbol	GOPSX
Aberdeen China A Share Equity Fund | Institutional Class
Prospectus:
Trading Symbol	GOPIX
Aberdeen China A Share Equity Fund | Class R
Prospectus:
Trading Symbol	GOPRX
Aberdeen China A Share Equity Fund | Class C
Prospectus:
Trading Symbol	GOPCX
Aberdeen China A Share Equity Fund | Class A
Prospectus:
Trading Symbol	GOPAX
Aberdeen Emerging Markets Sustainable Leaders Fund | Institutional Service Class
Prospectus:
Trading Symbol	GIGSX
Aberdeen Emerging Markets Sustainable Leaders Fund | Institutional Class
Prospectus:
Trading Symbol	GIGIX
Aberdeen Emerging Markets Sustainable Leaders Fund | Class R
Prospectus:
Trading Symbol	GIRRX
Aberdeen Emerging Markets Sustainable Leaders Fund | Class C
Prospectus:
Trading Symbol	GIGCX
Aberdeen Emerging Markets Sustainable Leaders Fund | Class A
Prospectus:
Trading Symbol	GIGAX
Aberdeen Global Equity Fund | Institutional Service Class
Prospectus:
Trading Symbol	GLLSX
Aberdeen Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	GWLIX
Aberdeen Global Equity Fund | Class R
Prospectus:
Trading Symbol	GWLRX
Aberdeen Global Equity Fund | Class C
Prospectus:
Trading Symbol	GLLCX
Aberdeen Global Equity Fund | Class A
Prospectus:
Trading Symbol	GLLAX
Aberdeen Emerging Markets Fund | Class R
Prospectus:
Trading Symbol	GEMRX
Aberdeen Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	GEGCX
Aberdeen Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	GEGAX
Aberdeen Emerging Markets Fund | Institutional Service Class
Prospectus:
Trading Symbol	AEMSX
Aberdeen Emerging Markets Fund | Institutional Class
Prospectus:
Trading Symbol	ABEMX
Aberdeen Emerging Markets Debt Fund | Institutional Service Class
Prospectus:
Trading Symbol	AKFSX
Aberdeen Emerging Markets Debt Fund | Institutional Class
Prospectus:
Trading Symbol	AKFIX
Aberdeen Emerging Markets Debt Fund | Class R
Prospectus:
Trading Symbol	AKFRX
Aberdeen Emerging Markets Debt Fund | Class C
Prospectus:
Trading Symbol	AKFCX
Aberdeen Emerging Markets Debt Fund | Class A
Prospectus:
Trading Symbol	AKFAX
Aberdeen Global Absolute Return Strategies Fund | Institutional Service Class
Prospectus:
Trading Symbol	CGFIX
Aberdeen Global Absolute Return Strategies Fund | Class C
Prospectus:
Trading Symbol	CGBCX
Aberdeen Global Absolute Return Strategies Fund | Class A
Prospectus:
Trading Symbol	CUGAX
Aberdeen Global Absolute Return Strategies Fund | Institutional Class
Prospectus:
Trading Symbol	AGCIX
Aberdeen International Small Cap Fund | Class A
Prospectus:
Trading Symbol	WVCCX
Aberdeen International Small Cap Fund | Class R
Prospectus:
Trading Symbol	WPVAX
Aberdeen International Small Cap Fund | Class C
Prospectus:
Trading Symbol	CPVCX
Aberdeen International Small Cap Fund | Institutional Class
Prospectus:
Trading Symbol	ABNIX
Aberdeen Intermediate Municipal Income Fund | Institutional Service Class
Prospectus:
Trading Symbol	ABESX
Aberdeen Intermediate Municipal Income Fund | Institutional Class
Prospectus:
Trading Symbol	ABEIX
Aberdeen Intermediate Municipal Income Fund | Class C
Prospectus:
Trading Symbol	GTICX
Aberdeen Intermediate Municipal Income Fund | Class A
Prospectus:
Trading Symbol	NTFAX
Aberdeen U.S. Sustainable Leaders Fund | Institutional Service Class
Prospectus:
Trading Symbol	GXXIX
Aberdeen U.S. Sustainable Leaders Fund | Institutional Class
Prospectus:
Trading Symbol	GGLIX
Aberdeen U.S. Sustainable Leaders Fund | Class C
Prospectus:
Trading Symbol	GXXCX
Aberdeen U.S. Sustainable Leaders Fund | Class A
Prospectus:
Trading Symbol	GXXAX
Aberdeen Dynamic Dividend Fund | Institutional Class
Prospectus:
Trading Symbol	ADVDX
Aberdeen Dynamic Dividend Fund | Class A
Prospectus:
Trading Symbol	ADAVX
Aberdeen Global Infrastructure Fund | Institutional Class
Prospectus:
Trading Symbol	AIFRX
Aberdeen Global Infrastructure Fund | Class A
Prospectus:
Trading Symbol	AIAFX
Aberdeen Short Duration High Yield Municipal Fund | Class C
Prospectus:
Trading Symbol	ACHMX
Aberdeen Short Duration High Yield Municipal Fund | Institutional Class
Prospectus:
Trading Symbol	AHYMX
Aberdeen Short Duration High Yield Municipal Fund | Class A
Prospectus:
Trading Symbol	AAHMX
Aberdeen International Real Estate Equity Fund | Institutional Class
Prospectus:
Trading Symbol	EGLRX
Aberdeen International Real Estate Equity Fund | Class A
Prospectus:
Trading Symbol	EGALX
Aberdeen Realty Income & Growth Fund | Class A
Prospectus:
Trading Symbol	AIAGX
Aberdeen Realty Income & Growth Fund | Institutional Class
Prospectus:
Trading Symbol	AIGYX
Aberdeen Ultra Short Municipal Income Fund | Class A1
Prospectus:
Trading Symbol	ATOBX
Aberdeen Ultra Short Municipal Income Fund | Institutional Class
Prospectus:
Trading Symbol	ATOIX
Aberdeen Ultra Short Municipal Income Fund | Class A
Prospectus:
Trading Symbol	ATOAX